Other Related Party Transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Other Related Party Transactions [Text Block]

Note 8. Other Related Party Transactions

Administrative Services

The Company has agreed to pay up to $10,000 a month for office space, utilities and secretarial and administrative services to the Sponsor. Services commenced on July 15, 2011 (the date the Company’s securities were first listed on the NASDAQ Capital Market) and will terminate upon the earlier of (i) the consummation of an Initial Business Combination or (ii) the liquidation of the Company. Approximately $40,000, $0 and $120,000 was incurred under this agreement for the four months ended June 30, 2012, the period from March 11, 2011 (date of inception) to June 30, 2011 and the period from March 11, 2011 (date of inception) to June 30, 2012, respectively. As of June 30, 2012, there was no outstanding balance payable to the Sponsor for unpaid administrative fees.

Notes Payable

On April 1, 2011, the Company issued an unsecured promissory note for $200,000 to Blue Wolf MHC Ltd.  The proceeds from the note were used to fund a portion of the organizational and offering costs owed by the Company to third parties. This note was repaid on July 20, 2011.